MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
Supplement dated November 15, 2022, to the
Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information for the MML Conservative Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 4:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	41.90%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.05%
MML Equity Income Fund	4.02%
MML Focused Equity Fund	5.67%
MML Fundamental Equity Fund	3.47%
MML Fundamental Value Fund	3.43%
MML Income & Growth Fund	3.40%
MML Large Cap Growth Fund	2.33%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	2.33%
MML Mid Cap Value Fund	2.15%
MML Small/Mid Cap Value Fund	0.57%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.21%
MML Small Company Value Fund	1.13%

– Global Developed Funds
MML Global Fund	2.65%
– International Developed Funds
MML Foreign Fund	1.75%
MML International Equity Fund	3.79%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	0.99%
Fixed Income Funds	58.10%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	2.70%
– High Yield Bond Funds
MML High Yield Fund	0.68%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	3.45%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.40%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	11.43%
MML Managed Bond Fund	21.00%
MML Total Return Bond Fund	13.78%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	5.03%
Note: Above allocations may not sum up to 100% due to rounding.
The following information replaces similar information for the MML Balanced Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 12:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	50.20%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.33%
MML Equity Income Fund	4.62%
MML Focused Equity Fund	8.56%
MML Fundamental Equity Fund	4.01%
MML Fundamental Value Fund	3.74%
MML Income & Growth Fund	3.83%
MML Large Cap Growth Fund	2.84%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	2.54%
MML Mid Cap Value Fund	2.74%
MML Small/Mid Cap Value Fund	0.67%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.29%
MML Small Company Value Fund	1.18%
– Global Developed Funds
MML Global Fund	3.25%
– International Developed Funds
MML Foreign Fund	2.03%
MML International Equity Fund	4.81%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	0.73%
Fixed Income Funds	49.80%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	2.15%
– High Yield Bond Funds
MML High Yield Fund	0.63%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.72%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.27%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	10.06%
MML Managed Bond Fund	17.58%
MML Total Return Bond Fund	12.50%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	4.22%
Note: Above allocations may not sum up to 100% due to rounding.
The following information replaces similar information for the MML Moderate Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 20:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML

Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	61.80%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.64%
MML Equity Income Fund	5.69%
MML Focused Equity Fund	10.03%
MML Fundamental Equity Fund	5.04%
MML Fundamental Value Fund	4.92%
MML Income & Growth Fund	4.80%
MML Large Cap Growth Fund	3.35%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	3.05%
MML Mid Cap Value Fund	3.28%
MML Small/Mid Cap Value Fund	0.92%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.56%
MML Small Company Value Fund	1.63%
– Global Developed Funds
MML Global Fund	3.07%
– International Developed Funds
MML Foreign Fund	2.41%
MML International Equity Fund	6.27%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.16%
Fixed Income Funds	38.20%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.10%
– High Yield Bond Funds
MML High Yield Fund	0.66%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.31%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.10%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	7.76%
MML Managed Bond Fund	13.98%
MML Total Return Bond Fund	8.75%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.60%
Note: Above allocations may not sum up to 100% due to rounding.

The following information replaces similar information for the MML Growth Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 28:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	76.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	6.96%
MML Equity Income Fund	6.91%
MML Focused Equity Fund	11.04%
MML Fundamental Equity Fund	6.41%
MML Fundamental Value Fund	5.95%
MML Income & Growth Fund	5.95%
MML Large Cap Growth Fund	4.72%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	3.79%
MML Mid Cap Value Fund	3.92%
MML Small/Mid Cap Value Fund	1.04%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.94%
MML Small Company Value Fund	2.39%

– Global Developed Funds
MML Global Fund	4.08%
– International Developed Funds
MML Foreign Fund	2.94%
MML International Equity Fund	7.63%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.37%
Fixed Income Funds	24.00%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.13%
– High Yield Bond Funds
MML High Yield Fund	0.41%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.47%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.88%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	5.11%
MML Managed Bond Fund	7.58%
MML Total Return Bond Fund	5.77%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	2.49%
Note: Above allocations may not sum up to 100% due to rounding.
The following information replaces similar information for the MML Aggressive Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 36:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	89.90%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	8.72%
MML Equity Income Fund	7.99%
MML Focused Equity Fund	14.53%
MML Fundamental Equity Fund	7.34%
MML Fundamental Value Fund	7.22%
MML Income & Growth Fund	7.14%
MML Large Cap Growth Fund	6.17%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	5.74%
MML Mid Cap Value Fund	4.79%
MML Small/Mid Cap Value Fund	1.18%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	1.34%
MML Small Company Value Fund	2.74%
– Global Developed Funds
MML Global Fund	1.48%
– International Developed Funds
MML Foreign Fund	3.37%
MML International Equity Fund	8.71%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.45%
Fixed Income Funds	10.10%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	0.78%
– High Yield Bond Funds
MML High Yield Fund	0.43%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.21%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	1.88%
MML Managed Bond Fund	3.43%
MML Total Return Bond Fund	1.64%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	1.72%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-22-03

MML SERIES INVESTMENT FUND
MML Conservation Allocation Fund
(the “Fund”)
Supplement dated November 15, 2022 to the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	41.90%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.05%
MML Equity Income Fund	4.02%
MML Focused Equity Fund	5.67%
MML Fundamental Equity Fund	3.47%
MML Fundamental Value Fund	3.43%
MML Income & Growth Fund	3.40%
MML Large Cap Growth Fund	2.33%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	2.33%
MML Mid Cap Value Fund	2.15%
MML Small/Mid Cap Value Fund	0.57%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.21%
MML Small Company Value Fund	1.13%

– Global Developed Funds
MML Global Fund	2.65%
– International Developed Funds
MML Foreign Fund	1.75%
MML International Equity Fund	3.79%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	0.99%
Fixed Income Funds	58.10%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	2.70%
– High Yield Bond Funds
MML High Yield Fund	0.68%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	3.45%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.40%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	11.43%
MML Managed Bond Fund	21.00%
MML Total Return Bond Fund	13.78%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	5.03%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CA-22-01

MML SERIES INVESTMENT FUND
MML Balanced Allocation Fund
(the “Fund”)
Supplement dated November 15, 2022 to the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	50.20%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.33%
MML Equity Income Fund	4.62%
MML Focused Equity Fund	8.56%
MML Fundamental Equity Fund	4.01%
MML Fundamental Value Fund	3.74%
MML Income & Growth Fund	3.83%
MML Large Cap Growth Fund	2.84%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	2.54%
MML Mid Cap Value Fund	2.74%
MML Small/Mid Cap Value Fund	0.67%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.29%
MML Small Company Value Fund	1.18%
– Global Developed Funds
MML Global Fund	3.25%
– International Developed Funds
MML Foreign Fund	2.03%
MML International Equity Fund	4.81%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	0.73%
Fixed Income Funds	49.80%

– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	2.15%
– High Yield Bond Funds
MML High Yield Fund	0.63%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.72%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.27%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	10.06%
MML Managed Bond Fund	17.58%
MML Total Return Bond Fund	12.50%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	4.22%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BA-22-01

MML SERIES INVESTMENT FUND
MML Moderate Allocation Fund
(the “Fund”)
Supplement dated November 15, 2022 to the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	61.80%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.64%
MML Equity Income Fund	5.69%
MML Focused Equity Fund	10.03%
MML Fundamental Equity Fund	5.04%
MML Fundamental Value Fund	4.92%
MML Income & Growth Fund	4.80%
MML Large Cap Growth Fund	3.35%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	3.05%
MML Mid Cap Value Fund	3.28%
MML Small/Mid Cap Value Fund	0.92%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.56%
MML Small Company Value Fund	1.63%
– Global Developed Funds
MML Global Fund	3.07%
– International Developed Funds
MML Foreign Fund	2.41%
MML International Equity Fund	6.27%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.16%
Fixed Income Funds	38.20%

– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.10%
– High Yield Bond Funds
MML High Yield Fund	0.66%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.31%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.10%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	7.76%
MML Managed Bond Fund	13.98%
MML Total Return Bond Fund	8.75%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.60%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MA-22-01

MML SERIES INVESTMENT FUND
MML Growth Allocation Fund
(the “Fund”)
Supplement dated November 15, 2022 to the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	76.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	6.96%
MML Equity Income Fund	6.91%
MML Focused Equity Fund	11.04%
MML Fundamental Equity Fund	6.41%
MML Fundamental Value Fund	5.95%
MML Income & Growth Fund	5.95%
MML Large Cap Growth Fund	4.72%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	3.79%
MML Mid Cap Value Fund	3.92%
MML Small/Mid Cap Value Fund	1.04%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.94%
MML Small Company Value Fund	2.39%

– Global Developed Funds
MML Global Fund	4.08%
– International Developed Funds
MML Foreign Fund	2.94%
MML International Equity Fund	7.63%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.37%
Fixed Income Funds	24.00%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.13%
– High Yield Bond Funds
MML High Yield Fund	0.41%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.47%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.88%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	5.11%
MML Managed Bond Fund	7.58%
MML Total Return Bond Fund	5.77%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	2.49%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
GA-22-01

MML SERIES INVESTMENT FUND
MML Aggressive Allocation Fund
(the “Fund”)
Supplement dated November 15, 2022 to the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	89.90%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	8.72%
MML Equity Income Fund	7.99%
MML Focused Equity Fund	14.53%
MML Fundamental Equity Fund	7.34%
MML Fundamental Value Fund	7.22%
MML Income & Growth Fund	7.14%
MML Large Cap Growth Fund	6.17%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	5.74%
MML Mid Cap Value Fund	4.79%
MML Small/Mid Cap Value Fund	1.18%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	1.34%
MML Small Company Value Fund	2.74%
– Global Developed Funds
MML Global Fund	1.48%
– International Developed Funds
MML Foreign Fund	3.37%
MML International Equity Fund	8.71%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.45%
Fixed Income Funds	10.10%

– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	0.78%
– High Yield Bond Funds
MML High Yield Fund	0.43%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.21%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	1.88%
MML Managed Bond Fund	3.43%
MML Total Return Bond Fund	1.64%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	1.72%
Note: Above allocations may not sum up to 100% due to rounding.
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AA-22-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
Supplement dated November 15, 2022, to the
Statement of Additional Information dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following new information supplements the information found beginning on page B-140 in the section titled Appendix E—Description of MML Underlying Funds:
U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio
Advised by: Pacific Investment Management Company LLC
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Principal Investment Strategies
The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises(“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC (“PIMCO”) may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Portfolio, under normal circumstances, is expected to be more than ten years.
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-22-03